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                                 March 10, 2003



VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


      Re:   The Prudential Variable Contract Account GI-2
            (File No. 333-01031)

Dear Commissioners:

      On behalf of The Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2002 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

      In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: The Prudential Series Fund, Inc. (Class I Shares): Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Jennison, Small Capitalization Stock, Stock Index, Prudential Value, Zero Coupon Bond 2005 Portfolios; Alliance Variable Products Series Fund, Inc. (Class A Shares): Premier Growth, Real Estate Investment Portfolios; American Century Variable Portfolios, Inc.: VP Balanced, VP International, VP Value Portfolios; Dreyfus Variable Investment Funds - Initial Shares: Disciplined Stock, Small Cap Portfolios; Franklin Templeton Variable Insurance Products Trust (Class 2 Shares): Templeton Developing Markets Securities, Templeton Foreign Securities Funds; Janus Aspen Series (Institutional Shares): Aggressive Growth, Balanced, Flexible Income, Growth, International Growth, Worldwide Growth Portfolios; JPMorgan Series Trust
II: J.P. Morgan Bond, J.P. Morgan U.S. Disciplined Equity, J.P. Morgan International Opportunities, J.P. Morgan Small Company Portfolios; Lazard Retirement Series, Inc.: Small Cap Portfolio; MFS Variable Insurance Trust (Initial Class Shares): MFS Bond, MFS Emerging Growth, MFS Strategic Income, MFS Research Series; Neuberger Berman Advisers Management Trust: AMT Limited Maturity Bond, AMT Partners Portfolios; Scudder Variable Series II: Scudder Government Securities, Scudder High Yield Portfolios; T. Rowe Price Equity Series Inc.: Equity Income, Mid-Cap Growth, New America Growth Portfolios.

Filer/Entity:          Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio
Registration No.:      811-05398
CIK No.:               0000825316
Accession No.:         0000936772-003-000075
Date of Filing:        02/21/2003

Filer/Entity:          Alliance Variable Products Series Fund, Inc. - Real Estate Investment Portfolio
Registration No.:      811-05398
CIK No.:               0000825316
Accession No.:         0000936772-03-000066
Date of Filing:        02/20/2003

Filer/Entity:          American Century Variable Portfolios, Inc.
Registration No.:      811-05188
CIK No.:               0000814680
Accession No.:         0000814680-03-000004
Date of Filing:        02/28/2003

Filer/Entity:          Dreyfus Variable Investment Funds, Inc.
Registration No.:      811-05125
CIK No.:               0000813383
Accession No.:         0000813383-03-000006
Date of Filing:        03/04/2003

Filer/Entity:          The Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:      811-07044
CIK No.:               0000890064
Accession No.:         0000890064-03-000002
Date of Filing:        03/04/2003

Filer/Entity:          Franklin Templeton Variable Insurance Products Trust
Registration No.:      811-05583
CIK No.:               0000837274
Accession No.:         0000950109-03-000760
Date of Filing:        02/25/2003

Filer/Entity:          Janus Aspen Series - Institutional Shares
Registration No.:      811-07736
CIK No.:               0000906185
Accession No.:         0001093801-03-000222
Date of Filing:        02/21/2003

Filer/Entity:          JP Morgan Series Trust II
Registration No.:      811-08212
CIK No.:               0000916118
Accession No.:         0001047469-03-007139
Date of Filing:        02/27/2003

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
Filer/Entity:          Lazard Retirement Series, Inc.
Registration No.:      811-08071
CIK No.:               0001033669
Accession No.:         0000930413-03-000642
Date of Filing:        02/28/2003

Filer/Entity:          MFS Variable Insurance Trust - Bond Portfolio
Registration No.:      811-08326
CIK No.:               0000918571
Accession No.:         0000950156-03-000069
Date of Filing:        02/14/2003

Filer/Entity:          MFS Variable Insurance Trust - Emerging Growth Portfolio
Registration No.:      811-08326
CIK No.:               0000918571
Accession No.:         0000950156-03-000064
Date of Filing:        02/14/2003

Filer/Entity:          MFS Variable Insurance Trust - Strategic Income Portfolio
Registration No.:      811-08326
CIK No.:               0000918571
Accession No.:         0000950156-03-000066
Date of Filing:        02/14/2003

Filer/Entity:          MFS Variable Insurance Trust - Research Portfolio
Registration No.:      811-08326
CIK No.:               0000918571
Accession No.:         0000950156-03-000057
Date of Filing:        02/14/2003

Filer/Entity:          Neuberger Berman Advisers Management Trust - Limited Maturity Bond Portfolio
Registration No.:      811-04255
CIK No.:               0000736913
Accession No.:         0000950136-03-000098
Date of Filing:        03/03/2003

Filer/Entity:          Neuberger Berman Advisers Management Trust - Partners Portfolio
Registration No.:      811-04255
CIK No.:               0000736913
Accession No.:         0001206774-03-000096
Date of Filing:        02/28/2003

Filer/Entity:          Scudder Variable Series II
Registration No.:      811-05002
CIK No.:               0000810573
Accession No.:         0000088053-03-000214
Date of Filing:        02/20/2003

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
Filer/Entity:          T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:      811-07143
CIK No.:               0000918294
Accession No.:         0000918294-03-000003
Date of Filing:        02/26/2003

Filer/Entity:          T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:      811-07143
CIK No.:               0000918294
Accession No.:         0000918294-03-000005
Date of Filing:        02/27/2003

Filer/Entity:          T. Rowe Price Equity Series Inc. - New America Growth Portfolio
Registration No.:      811-07143
CIK No.:               0000918294
Accession No.:         0000918294-03-000006
Date of Filing:        02/27/2003

Filer/Entity           The Prudential Series Fund, Inc.
Registration No.:      811-03623
CIK No.                0000711175
Accession No.:         0000950109-03-001041
Date of Filing:        03/04/2003

If you have any questions regarding this filing, please contact me at (973) 802-9750.

                                          Sincerely,



                                          Diane Brand
                                          Vice President,   Corporate Counsel